Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 11,977,105	$ 37,402,229	$ (8,773,060)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,181,145	1,643,420
Percent of Total	9.86%	4.39%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	268,046	954,935
Percent of Total	2.24%	2.55%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	793,734	1,325,243
Percent of Total	6.63%	3.54%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	148,481	(35,527)
Percent of Total	1.24%	(0.09%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	3,382,866	675,680
Percent of Total	28.24%	1.81%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(29,417)	301,679
Percent of Total	(0.25%)	0.81%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	115,728	(47,422)
Percent of Total	0.97%	(0.13%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	2,674,868	(1,118,237)
Percent of Total	22.33%	(2.99%)
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(187,989)	1,926,819
Percent of Total	(1.57%)	5.15%
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(537)	48,949
Percent of Total	0.00%	0.13%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	551,053	(479,061)
Percent of Total	4.60%	(1.28%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(878,248)	1,572,029
Percent of Total	(7.33%)	4.20%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(29,114)	181,184
Percent of Total	(0.24%)	0.49%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	28,100	5,336
Percent of Total	0.23%	0.02%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	84,101	173,541
Percent of Total	0.70%	0.46%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(9,218)	384,474
Percent of Total	(0.08%)	1.03%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(328,241)	776,341
Percent of Total	(2.74%)	2.08%
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	607,933	(533,492)
Percent of Total	5.08%	(1.43%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(148,333)	685,814
Percent of Total	(1.24%)	1.83%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,878	16,258
Percent of Total	0.06%	0.04%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(55,283)	(1,344,384)
Percent of Total	(0.46%)	(3.59%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,800,552	$ 30,288,650
Percent of Total	31.73%	80.98%